AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 96.4%
Communication Services - 10.3%
Baidu, Inc., Sponsored ADR (China)*	8,877	$1,455,917
Kuaishou Technology (China)*,1,2	10,275	145,809
MultiChoice Group (South Africa)	71,358	592,050
NetEase, Inc., ADR (China)	6,115	625,014
Tencent Holdings, Ltd. (China)	35,706	2,153,363
Tencent Music Entertainment Group, ADR (China)*	91,422	966,331
Zee Entertainment Enterprises, Ltd. (India)	111,749	305,074

Total Communication Services		6,243,558
Consumer Discretionary - 21.6%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	16,691	3,257,916
Feng TAY Enterprise Co., Ltd. (Taiwan)	89,355	739,293
Haidilao International Holding, Ltd. (China)[1,2]	75,000	281,322
Huazhu Group, Ltd., ADR (China)*	6,800	305,864
MakeMyTrip, Ltd. (India)*	28,248	803,938
Midea Group Co., Ltd., Class A (China)	75,485	744,603
Naspers, Ltd., N Shares (South Africa)	4,163	803,377
Ozon Holdings PLC, ADR (Russia)*	10,289	537,189
Prosus, N.V. (Netherlands)	18,112	1,615,925
Sands China, Ltd. (Macau)*	378,639	1,289,664
Shenzhou International Group Holdings, Ltd. (China)	10,660	236,580
Trip.com Group, Ltd., ADR (China)*	40,177	1,041,790
Yum China Holdings, Inc. (China)	22,917	1,425,208

Total Consumer Discretionary		13,082,669
Consumer Staples - 7.3%
Bid Corp., Ltd. (South Africa)*	54,293	1,191,713
CP All PCL (Thailand)	156,468	281,073
Dino Polska, S.A. (Poland)*,1	4,151	332,322
Fomento Economico Mexicano, S.A.B de CV (Mexico)	52,796	460,189
LG Household & Health Care, Ltd. (South Korea)	212	268,905
Orion Corp. (South Korea)	5,685	581,105
Vietnam Dairy Products JSC (Vietnam)	44,800	168,048
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	345,938	1,139,673

Total Consumer Staples		4,423,028
Energy - 3.6%
Novatek PJSC, Sponsored GDR (Russia)	4,641	1,032,748
Reliance Industries, Ltd. (India)	42,488	1,164,684

Total Energy		2,197,432
	Shares	Value
Financials - 24.0%
AIA Group, Ltd. (Hong Kong)	84,768	$1,014,314
B3, S.A. - Brasil Bolsa Balcao (Brazil)	135,900	399,748
Banco Bradesco, S.A., ADR (Brazil)	173,985	812,510
Bank Mandiri Persero Tbk PT (Indonesia)	1,334,416	525,795
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,008,201	515,197
BDO Unibank, Inc. (Philippines)	314,090	640,936
China International Capital Corp., Ltd., Class H (China)[1]	470,000	1,082,656
China Merchants Bank Co., Ltd., Class H (China)	45,000	342,340
Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	159,842	1,034,070
HDFC Bank, Ltd. (India)	100,240	1,929,038
Housing Development Finance Corp., Ltd. (India)	55,769	1,835,895
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	115,942	668,985
Noah Holdings, Ltd., ADR (China)*,2	5,969	230,403
OTP Bank Plc (Hungary)*	19,573	1,055,492
Ping An Insurance Group Co. of China, Ltd., Class H (China)	73,220	640,737
Sberbank of Russia PJSC, Sponsored ADR (Russia)	111,085	1,848,621

Total Financials		14,576,737
Health Care - 3.9%
Alibaba Health Information Technology, Ltd. (Hong Kong)*	100,000	155,861
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	167,700	619,919
Fleury, S.A. (Brazil)	142,922	644,325
Jinxin Fertility Group, Ltd. (China)[1]	100,000	187,939
Lepu Medical Technology Beijing Co., Ltd., Class A (China)	53,500	214,055
Odontoprev, S.A. (Brazil)	208,811	523,205

Total Health Care		2,345,304
Industrials - 1.8%
Greentown Service Group Co., Ltd. (China)	382,023	415,395
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	61,955	708,711

Total Industrials		1,124,106
Information Technology - 23.9%
Advantech Co., Ltd. (Taiwan)	24,727	322,739
Delta Electronics, Inc. (Taiwan)	63,100	650,179
GDS Holdings, Ltd., ADR (China)*,2	3,450	203,412
Infosys, Ltd., Sponsored ADR (India)	27,876	616,617
Kingsoft Corp., Ltd. (China)	163,428	764,717

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 23.9% (continued)
MediaTek, Inc. (Taiwan)	40,000	$1,307,914
Pagseguro Digital, Ltd., Class A (Brazil)*,2	9,688	537,103
Samsung Electronics Co., Ltd. (South Korea)	44,367	3,031,881
SK Hynix, Inc. (South Korea)	13,384	1,310,245
Sunny Optical Technology Group Co., Ltd. (China)	8,576	260,380
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	233,632	4,882,792
Tata Consultancy Services, Ltd. (India)	8,460	360,681
Yeahka, Ltd. (China)*,2	45,745	220,416

Total Information Technology		14,469,076

Total Common Stocks (Cost $47,329,308)		58,461,910

	Principal Amount	Value
Short-Term Investments - 0.9%
Joint Repurchase Agreements - 0.9%[3]
Daiwa Capital Markets America, dated 07/30/21, due 08/02/21, 0.050% total to be received $510,298 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 09/16/21 - 08/01/51, totaling $520,502)	$510,296	$510,296

Total Short-Term Investments (Cost $510,296)		510,296
Total Investments - 97.3% (Cost $47,839,604)		58,972,206
Other Assets, less Liabilities - 2.7%		1,648,807
Net Assets - 100.0%		$60,621,013

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $2,030,048 or 3.3% of net assets.
[2]	Some of these securities, amounting to $1,325,649 or 2.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$3,786,652	$10,790,085	—	$14,576,737
Information Technology	1,357,132	13,111,944	—	14,469,076
Consumer Discretionary	7,371,905	5,710,764	—	13,082,669
Communication Services	3,639,312	2,604,246	—	6,243,558
Consumer Staples	3,060,480	1,362,548	—	4,423,028
Health Care	1,167,530	1,177,774	—	2,345,304
Energy	—	2,197,432	—	2,197,432
Industrials	1,124,106	—	—	1,124,106
Short-Term Investments
Joint Repurchase Agreements	—	510,296	—	510,296
Total Investments in Securities	$21,507,117	$37,465,089	—	$58,972,206

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at July 31, 2021, was as follows:
Country	% of Long-Term Investments
Brazil	6.1
China	30.5
Hong Kong	2.0
Hungary	1.8
India	12.0
Indonesia	1.8
Macau	2.2
Mexico	5.7
Netherlands	2.8
Philippines	1.1
Poland	0.6
Russia	5.8
South Africa	4.4
South Korea	8.9
Taiwan	13.5
Thailand	0.5
Vietnam	0.3
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,325,649	$510,296	$877,138	$1,387,434
The following table summarizes the securities received as collateral for securities lending at July 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	08/15/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.